Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 24		$ (25)		$ (25)		$ 43		$ 79
Realized and mark-to-market gains (losses):
Included in cost of sales	(22)		(22)		6		(3)		(37)
Purchases and settlements:
Purchases	4		(4)		0		(37)		14
Settlements	(6)		43		42		(29)		(12)
Transfers out of Level 3	0	[1]	0	[1]	1	[2]	1	[2]	(1)	[2]
Balance, end of period	0		(8)		24		(25)		43
Change in unrealized gains (losses) relating to instruments still held at end of period	$ (22)		$ (22)		$ 6		$ (3)		$ (37)

[1]	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.
[2]	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.